Average Annual Total Returns{- Fidelity Large Cap Growth Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity Large Cap Growth Enhanced Index Fund	Fidelity Large Cap Growth Enhanced Index Fund Return Before Taxes Past 1 year	Fidelity Large Cap Growth Enhanced Index Fund Return Before Taxes Past 5 years	Fidelity Large Cap Growth Enhanced Index Fund Return Before Taxes Past 10 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions Past 5 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions Past 10 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions and Sales Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	31.45%	12.44%	14.08%	30.48%	11.30%	13.00%	19.30%	9.70%	11.53%	36.39%	14.63%	15.22%